Earnings Per Share - Summary of Components Comprising Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 23,526	$ 25,633	$ 23,863
Denominator - Weighted average number of common shares outstanding													10,407,211	10,279,332	10,165,477
Basic earnings per common share (in dollars per share)	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 2.26	$ 2.49	$ 2.35
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 23,526	$ 25,633	$ 23,863
Denominator - Weighted average number of common shares outstanding													10,407,211	10,279,332	10,165,477
Dilutive effect of stock options (in shares)													5,325	4,996	4,703
Weighted average number of shares outstanding-diluted													10,412,536	10,284,328	10,170,180
Diluted earnings per common share (in dollars per share)	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 2.26	$ 2.49	$ 2.35